Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Long-Term Debt

Long-term debt consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
7 7/8% First Mortgage Notes, due November 1, 2017, net of original issue discount of $7,993 at June 30, 2012 and $8,578 at December 31, 2011	$492,007	$491,422
7 7/8% First Mortgage Notes, due May 1, 2020, net of original issue discount of $2,205 at June 30, 2012 and $2,303 at December 31, 2011	349,805	349,707
7 3/4% First Mortgage Notes, due August 15, 2020	1,320,000	1,320,000
5 3/8% First Mortgage Notes, due March 15, 2022	900,000	—
Revolving Credit Facility, due July 15, 2013; interest at LIBOR plus 3.0%	—	—
Revolving Credit Facility, due July 17, 2015; interest at LIBOR plus 3.0%	—	—
Term Loan Facility, due August 15, 2013; interest at LIBOR plus 1.875%	—	40,262
Term Loan Facility, due August 17, 2015; interest at LIBOR plus 3.0%	—	330,605
$42 million Note Payable due April 1, 2017; interest at LIBOR plus 1.25%	34,650	35,350
Payable to Affiliate	30,000	30,000

	3,126,462	2,597,346
Current portion of long-term debt	(1,050)	(89,425)

	$3,125,412	$2,507,921

Long-term debt consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
7 7/8% First Mortgage Notes, due November 1, 2017, net of original issue discount of $8,578 at December 31, 2011 and $9,678 at December 31, 2010	$491,422	$490,322
7 7/8% First Mortgage Notes, due May 1, 2020, net of original issue discount of $2,303 at December 31, 2011 and $2,489 at December 31, 2010	349,707	349,521
7 3/4% First Mortgage Notes, due August 15, 2020	1,320,000	1,320,000
Revolving Credit Facility, due July 15, 2013; interest at LIBOR plus 3.0%	—	3,868
Revolving Credit Facility, due July 17, 2015; interest at LIBOR plus 3.0%	—	16,187
Term Loan Facility, due August 15, 2013; interest at LIBOR plus 1.875%	40,262	44,281
Term Loan Facility, due August 17, 2015; interest at LIBOR plus 3.0%	330,605	330,605
$42 million Note Payable due April 1, 2017; interest at LIBOR plus 1.25%	35,350	36,750
Payable to Affiliate	30,000	30,000

	2,597,346	2,621,534
Current portion of long-term debt	(89,425)	(1,050)

	$2,507,921	$2,620,484

Scheduled Maturities of Long-Term Debt Including Accretion of Debt Discounts

Scheduled maturities of long-term debt including the accretion of debt discounts of $10.9 million are as follows (amounts in thousands):

Years Ending December 31,
2012	$89,425
2013	32,069
2014	1,400
2015	253,223
2016	1,400
Thereafter	2,230,710

$2,608,227